Nuveen Santa Barbara Dividend Growth Fund

Summary Prospectus   |   November 30, 2009, as supplemented July 1, 2010

Ticker: Class A–NSBAX, Class B–NSBBX, Class C–NSBCX, Class R3–NBDRX, Class I–NSBRX

This summary prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the fund’s complete prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at www.nuveen.com/MF/resources/eReports.aspx. You can also get this information at no cost by calling (800) 257-8787 or by sending an e-mail request to mutualfunds@nuveen.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The fund’s prospectus and statement of additional information, both dated November 30, 2009, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The investment objective of the fund is to seek an attractive total return comprised of income from dividends and long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 19 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 21 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-43 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5%	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class R3		Class I
Management Fees	0.69%		0.69%		0.69%		0.69%		0.69%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.50%		—
Other Expenses	0.66%		0.58%		0.60%		0.89%		0.61%
Total Annual Fund Operating Expenses	1.60%		2.27%		2.29%		2.08%		1.30%
Fee Waivers and Expense Reimbursements[2]	(0.35%	)	(0.27%	)	(0.29%	)	(0.58%	)	(0.30%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.25%		2.00%		2.00%		1.50%		1.00%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees and a change in the fund’s fee waiver and expense reimbursement arrangements, effective as of July 1, 2010, as if such changes had been in effect during the fiscal year ended July 31, 2009. The information has been restated to better reflect anticipated expenses of the fund.
2	The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.00% (1.25% after November 30, 2011) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

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Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$695	$603	$203	$153	$102	$695	$203	$203	$153	$102
3 Years	$989	$969	$669	$516	$361	$989	$669	$669	$516	$361
5 Years	$1,314	$1,272	$1,172	$915	$652	$1,314	$1,172	$1,172	$915	$652
10 Years	$2,234	$2,368	$2,557	$2,033	$1,480	$2,234	$2,368	$2,557	$2,033	$1,480

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 165% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in dividend-paying common and preferred stocks. The fund seeks to provide income from dividends that is tax-advantaged, subject to holding period requirements.

Companies in certain economic sectors of the market, such as the financial services, utilities and energy sectors, have historically provided higher dividend yields than companies in other sectors and industries. As a result, given the fund’s focus on dividend-paying securities, the fund may, from time to time, have a greater exposure to these higher dividend-yield sectors and industries than the broad equity market.

The fund may invest up to 25% of its net assets in non-U.S. equity securities that are U.S. dollar-denominated.

Principal Risks

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. The preferred securities market is comprised predominately of securities issued by companies in the financial services industry. Therefore, preferred securities present substantially increased risks at times of financial turmoil, which could negatively affect financial services companies more than companies in other sectors and industries.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

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The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 10.57%.

During the two-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 4.92% and -13.94%, respectively, for the quarters ended March 31, 2007 and December 31, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	Since Inception (March 28, 2006)
Returns Before Taxes:
Class A	-28.93%	-3.57%
Class B	-28.12%	-3.57%
Class C	-25.20%	-2.23%
Class R3	-24.78%	-1.72%
Class I	-24.42%	-1.24%
Class A Returns After Taxes:
On Distributions	-29.10%	-3.87%
On Distributions and Sales of Shares	-18.52%	-2.96%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-37.00%	-10.44%
Lipper Equity Income Funds Index (reflects no deduction for taxes or certain expenses)	-33.77%	-8.71%

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Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Santa Barbara Asset Management (“SBAM”)

Portfolio Manager

James Boothe, CFA, Portfolio Manager for SBAM, has managed the fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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MPM-SBDIV-0710P